Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Consultant and professional fees	$ 230,000	$ 2,000	$ 11,000
Other	10,000	14,000	71,000
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Consultant and professional fees	497,234	18,000
External research and development expenses	173,993
Other	1,000
Accrued expenses	$ 672,227	$ 18,000